DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Description of Business (Details)	Feb. 29, 2020 facility store
Property, Plant and Equipment [Line Items]
Number of retail food and drug stores | store	2,252
Fuel centers
Property, Plant and Equipment [Line Items]
Number of facilities	402
Distribution centers
Property, Plant and Equipment [Line Items]
Number of facilities	23
Manufacturing facilities
Property, Plant and Equipment [Line Items]
Number of facilities	20